Provision for Risks - Schedule of Provision Activity (Details) - Provision Activity [Member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Provision Activity [Line Items]
Balance beginning	R$ 30,820	R$ 31,032
Reversal of provision	(1,675)	(3,292)
Provision recorded during the period		1,777
Additions by acquisition		1,184
Additions by merger		119
Balance ending	R$ 29,145	R$ 30,820